EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 1, 2015 (Accession No. 0001193125-15-208520), to the Prospectus dated May 1, 2015, for the Class A, B and K shares of Charter Multi-Sector Bond Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio, each a series of AXA Premier VIP Trust.